Fair Value Allocation of Consideration Transferred to Assets Acquired and Liabilities Assumed (Parenthetical) (Detail) (Broadview Security, USD $) In Millions, unless otherwise specified		4 Months Ended
	May 14, 2010	Sep. 24, 2010 Contracts and related customer relationships	Sep. 24, 2010 Other Intangible Assets
Schedule of Business Acquisitions, Purchase Price Allocation [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life		10 years	4 years
Accounts receivable	$ 32
Accounts receivable, gross contractual amount	35
Accounts receivable, allowance for doubtful accounts receivable	$ 3